Impairment of Non-Financial Assets, Sensitivity of Recoverable Amount of Cash Generating Unit (Details)	Jun. 30, 2026	Jun. 30, 2025
Sensitivity of recoverable amount of cash generating unit [Abstract]
Post-tax discount rate	10.00%	10.00%